NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenues	$ 4,096	$ 3,810	$ 3,971
Net income (loss)	(66)	(45)	80
Total comprehensive income (loss)	2,700	2,229	2,025
Property, plant and equipment, at fair value	49,432	44,590
Total assets	55,867	49,722
Total borrowings	21,529	18,082
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income (loss)	209	180	113
Net income (loss) allocated to non-controlling interests	209	180	113
Carrying value of non-controlling interests	12,303	11,100
Total
Disclosure of subsidiaries [line items]
Revenues	3,354	3,076	3,132
Net income (loss)	229	167	202
Total comprehensive income (loss)	1,791	2,194	1,871
Net income (loss) allocated to non-controlling interests	209	180	113
Property, plant and equipment, at fair value	37,163	33,378
Total assets	41,422	38,586
Total borrowings	15,568	14,398
Total liabilities	21,343	20,254
Carrying value of non-controlling interests	12,303	11,100
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues	137	137	155
Net income (loss)	7	(15)	2
Total comprehensive income (loss)	(161)	109	61
Net income (loss) allocated to non-controlling interests	5	(13)	0
Property, plant and equipment, at fair value	1,053	1,785
Total assets	1,087	1,833
Total borrowings	179	483
Total liabilities	205	550
Carrying value of non-controlling interests	$ 685	1,002
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 302	346	451
Net income (loss)	64	(34)	(20)
Total comprehensive income (loss)	895	345	294
Net income (loss) allocated to non-controlling interests	43	(21)	$ (13)
Property, plant and equipment, at fair value	5,578	5,314
Total assets	5,673	5,562
Total borrowings	1,331	1,629
Total liabilities	1,552	1,950
Carrying value of non-controlling interests	$ 2,253	1,994
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0043%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.006%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenues	$ 195	189	$ 255
Net income (loss)	1	(2)	10
Total comprehensive income (loss)	348	160	359
Net income (loss) allocated to non-controlling interests	2	(4)	$ 8
Property, plant and equipment, at fair value	2,861	2,609
Total assets	3,510	3,101
Total borrowings	1,048	832
Total liabilities	1,180	926
Carrying value of non-controlling interests	$ 1,658	1,545
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	23.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0069%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0071%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenues	$ 316	85	$ 39
Net income (loss)	50	20	9
Total comprehensive income (loss)	252	19	4
Net income (loss) allocated to non-controlling interests	38	15	6
Property, plant and equipment, at fair value	4,440	724
Total assets	5,460	1,129
Total borrowings	2,768	427
Total liabilities	3,356	581
Carrying value of non-controlling interests	$ 1,410	410
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Revenues	$ 81	123	96
Net income (loss)	10	73	42
Total comprehensive income (loss)	329	108	138
Net income (loss) allocated to non-controlling interests	4	38	19
Property, plant and equipment, at fair value	2,417	1,877
Total assets	2,741	3,579
Total borrowings	516	1,672
Total liabilities	576	2,067
Carrying value of non-controlling interests	$ 1,029	675
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
The Catalyst Group
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Revenues	$ 136	141	145
Net income (loss)	62	65	67
Total comprehensive income (loss)	173	173	(99)
Net income (loss) allocated to non-controlling interests	16	16	17
Property, plant and equipment, at fair value	1,129	1,037
Total assets	1,140	1,045
Total borrowings	507	549
Total liabilities	511	557
Carrying value of non-controlling interests	$ 132	97
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Isagen
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.90%
Revenues	$ 929	874	971
Net income (loss)	214	247	293
Total comprehensive income (loss)	11	866	1,007
Net income (loss) allocated to non-controlling interests	162	187	220
Property, plant and equipment, at fair value	8,497	8,150
Total assets	9,498	9,130
Total borrowings	2,224	1,822
Total liabilities	4,896	4,131
Carrying value of non-controlling interests	$ 3,493	3,794
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	23.00%
Isagen | Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	52.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	76.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Revenues	$ 1,239	1,161	991
Net income (loss)	(245)	(360)	(207)
Total comprehensive income (loss)	(243)	238	90
Net income (loss) allocated to non-controlling interests	(109)	(158)	(149)
Property, plant and equipment, at fair value	10,867	11,606
Total assets	11,939	12,767
Total borrowings	6,902	6,890
Total liabilities	8,916	9,365
Carrying value of non-controlling interests	$ 1,344	1,434
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	36.00%
Other
Disclosure of subsidiaries [line items]
Revenues	$ 19	20	29
Net income (loss)	66	173	6
Total comprehensive income (loss)	187	176	17
Net income (loss) allocated to non-controlling interests	48	120	$ 5
Property, plant and equipment, at fair value	321	276
Total assets	374	440
Total borrowings	93	94
Total liabilities	151	127
Carrying value of non-controlling interests	$ 299	$ 149
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.30%
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0074%